Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

As further described in Notes 4 and 8, effective October 1, 2012, we entered into a Lease Termination Agreement with the landlord for our facilities located at 3830 Monte Villa Parkway, Bothell, WA pursuant to which we reduced the term of the lease. As additional consideration for the Termination Agreement, we agreed to issue to the landlord 1,500,000 shares of our common stock contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

As further described in Note 4, in October and November 2012 we issued to two of our vendors an aggregate of approximately 0.2 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $60,000. We also agreed to issue an additional 87,254 shares to settle approximately $20,000 in amounts due to one vendor contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

As further described in Notes 3 and 4, in October 2012 we issued warrants to purchase up to an additional 1,035,715 shares of common stock to the holders of our secured promissory notes in connection with an amendment to the purchase agreement.

As further described in Note 6, on November 2, 2012, Debiopharm provided notice that our agreement for the bladder cancer program would be terminated effective December 5, 2012 due to its own operational reasons.

As further described in Notes 4 and 6, on November 28, 2012 we entered into a license agreement with Tekmira pursuant to which we granted to Tekmira a worldwide, non-exclusive license to our unlocked nucleobase analog technology for the development and commercialization of oligonucleotide therapeutics.

Note 11 - Subsequent Events

As further described in Note 1, in February 2012, we received net proceeds of approximately $1.5 million by issuance of secured promissory notes and warrants to purchase up to 3,690,944 shares of our common stock. We have issued warrants to purchase up to an additional 3,199,848 shares of common stock in connection with certain amendments that, among other things, extended the maturity date of the notes to December 31, 2012.

As further described in Note 5, on February 1, 2012, we received notification from the NASDAQ Listing Qualifications Panel that it had determined to delist our common stock from the Nasdaq Stock Market, and to suspend trading in the shares effective at the open of business on February 2, 2012. Our common stock began trading on the OTCQX Tier of the OTC Markets commencing on February 2, 2012. Our common stock traded on the OTCQX Tier of the OTC Markets until July 10, 2012, and it began trading on the OTC Pink Tier of the OTC Markets on July 11, 2012.

As further described in Note 5, on March 20, 2012 we notified Lincoln Park Capital Fund, LLC, or LPC, that we were terminating that certain Purchase Agreement, dated as of October 11, 2011, that we entered into with LPC, effective immediately. Also on March 20, 2012, we notified Socius CG II, Ltd., or Socius, that we were terminating that certain Securities Purchase Agreement, dated as of December 22, 2011, that we entered into with Socius, effective thirty (30) days from the date of such notice. The termination of the securities purchase agreement with Socius also terminates that certain warrant initially exercisable for 1,305,970 shares of our common stock at an exercise price of $1.34 per share that we issued to Socius in connection with the closing of the purchase agreement. We issued a total of 1,544,901 shares of our common stock to LPC under the facility created by the purchase agreement with LPC, and we received proceeds of approximately $1.7 million in consideration for such sales. Other than the warrant to purchase shares of our common stock that we issued to Socius, which warrant expired unexercisable, we did not issue any securities to Socius pursuant to our purchase agreement with Socius. We terminated the purchase agreements with each of LPC and Socius in connection with the registered direct offering of our common stock and warrants in March 2012.

As further described in Note 1, in March 2012 we received net proceeds of approximately $1.1 million by issuance of 1,600,002 shares of our common stock and warrants to purchase up to 800,001 shares of our common stock.

As further described in Note 9: (i) in March 2012 we entered into an exclusive license agreement with ProNAi Therapeutics, Inc. regarding the development and commercialization of DNAi-based therapeutics utilizing our novel SMARTICLES® liposomal delivery technology; (ii) in May 2012 we entered into an exclusive license agreement with Monsanto Company for our delivery and chemistry technologies; (iii) in May 2012 we entered into a strategic alliance with Girindus Group regarding the development, supply and commercialization of certain oligonucleotide constructs using our CRN technology; and (iv) in August 2012 we entered into a worldwide, non-exclusive license agreement with Novartis Institutes for Biomedical Research, Inc. regarding the development of both single and double-stranded oligonucleotide therapeutics utilizing our CRN technology.

As further described in Note 10, in February 2012, we announced that we were closing our Cambridge site and that we entered into a sublease with a third party for the remainder of the lease term. We recorded a restructuring charge of approximately $30,000 relating to this facility closure.

As further described in Note 5, during August 2012 we committed to issue to nine of our vendors an aggregate of approximately 3.6 million shares of our common stock to settle outstanding amounts due to such vendors in the aggregate amount of approximately $1.2 million.

On June 1, 2012, we announced that, due to our financial condition, we had implemented a furlough of approximately 90% of our employees and ceased substantially all day-to-day operations. Since that time substantially all of the furloughed employees have been terminated. As of September 30, 2012, we had approximately 11 remaining employees, including all of our executive officers, all of whom are either furloughed or working on reduced salary. As a result, since June 1, 2012 our internal research and development efforts have been minimal, pending receipt of adequate funding.

As further described in Notes 5 and 10, effective October 1, 2012, we entered into a Lease Termination Agreement with the landlord for our facilities located at 3830 Monte Villa Parkway pursuant to which we reduced the term of the lease and we agreed to issue to the landlord 1.5 million shares of our common stock.